PROVISIONS, CONTINGENT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of change in provisions by nature

	R$ thousands
	Labor	Civil	Tax	Total
Balance on December 31, 2023	4,622,138	8,587,613	7,059,304	20,269,055
Adjustment for inflation	386,536	467,504	391,955	1,245,995
Provisions, net of (reversals and write-offs)	2,272,455	2,355,332	88,529	4,716,316
Payments	(4,667,726)	(3,583,198)	(82,628)	(8,333,552)
Balance on December 31, 2024	2,613,403	7,827,251	7,457,160	17,897,814
Adjustment for inflation	224,294	422,466	626,644	1,273,404
Provisions, net of (reversals and write-offs)	4,953,345	2,087,918	336,585	7,377,848
Payments	(3,429,390)	(3,418,776)	(1,670,547)	(8,518,713)
Balance on December 31, 2025	4,361,652	6,918,859	6,749,842	18,030,353